Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Sep. 30, 2019	Oct. 31, 2018	Sep. 30, 2018	Oct. 31, 2017
Assets
Other assets, net	$ 17,087		$ 15,596
Total assets	1,415,290		1,334,903		$ 1,278,995
LIABILITIES
Other liabilities	21,004		19,174
Total liabilities	1,327,589		1,254,863
Stockholders' equity	87,701		80,040		$ 75,190
Total liabilities and stockholders'equity	$ 1,415,290	$ 57,671	$ 1,334,903	$ 49,393
TD Ameritrade [member]
Assets
Receivables from brokers, dealers, and clearing organizations		3,212		1,809
Receivables from clients, net		27,156		29,773
Other assets, net		27,303		17,811
Total assets		57,671		49,393
LIABILITIES
Payable to brokers, dealers, and clearing organizations		4,357		3,923
Payable to clients		35,650		30,126
Other liabilities		6,205		4,809
Total liabilities		46,212		38,858
Stockholders' equity		$ 11,459		$ 10,535